Consolidated Statements of Financial Position - CAD ($)	Dec. 31, 2023	Dec. 31, 2022
Current Assets
Cash and cash equivalents	$ 3,093,612	$ 7,894,781
Receivables	649,612	2,088,965
Inventory	1,596,536	1,055,942
Notes receivable		169,300
Prepaids	1,342,215	2,307,724
Total current assets	6,681,975	13,516,712
Non-current Assets
Equipment	680,801	404,691
Intangible assets	56,426	179,801
Investments	189,403	192,583
Right of use assets	721,687	344,746
TOTAL ASSETS	8,330,292	14,638,533
Current Liabilities
Trade payables and accrued liabilities	2,638,981	2,816,676
Customer deposits	104,715	194,758
Deferred income	12,112	63,690
Loans payable	85,058	81,512
Derivative liability	4,196,125	57,314
Lease liabilities	362,001	133,962
Total current liabilities	7,398,992	3,347,912
Non-current Liabilities
Loans payable		5,059
Deferred income	95,562
Lease liabilities	428,022	244,681
TOTAL LIABILITIES	7,922,576	3,597,652
SHAREHOLDERS’ EQUITY
Share capital	97,070,976	83,600,089
Reserves – share-based payments	6,870,139	7,264,340
Accumulated deficit	(103,588,356)	(79,976,546)
Accumulated other comprehensive income (loss)	54,957	152,998
TOTAL SHAREHOLDERS’ EQUITY	407,716	11,040,881
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	$ 8,330,292	$ 14,638,533